COLLEGA AND UNIVERSITY
FACILITY LOAN TRUST ONE



COMPILED FINANCIAL STATEMENTS
SIX MONTHS ENDED MAY 31, 2000

ACCOUNTANTS' COMPILATION REPORT


To the Owner Trustee of
College and University Facility
Loan Trust One


We have compiled the accompanying balance sheet of College and University Facility Loan Trust One (the "Trust"), including the schedule of investments, as of May 31, 2000, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1999, 1998, 1997, 1996 and 1995, presented herein for comparative purposes, was audited by other auditors whose report thereon dated January 5, 2000, expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust One.



                                                                BDO Seidman, LLP



July 18, 2000

                                               COLLEGE AND UNIVERSITY
                                              FACILITY LOAN TRUST ONE

                                                        BALANCE SHEET


MAY 31,                                                                     2000
-------------------------------------------------------------------------------

ASSETS
INVESTMENTS, at amortized cost, net of allowance for possible loan losses
  of $1,125,000 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)               $ 64,285,106
CASH                                                                                     78,137
PREPAID EXPENSES                                                                         11,353
INTEREST RECEIVABLE                                                                     870,362
DEFERRED BOND ISSUANCE COSTS (Note 2)                                                   633,752
-----------------------------------------------------------------------------------------------

   Total assets                                                                      65,878,710
-----------------------------------------------------------------------------------------------

LIABILITIES

BONDS PAYABLE (Notes 1, 3 and 8)                                                     50,983,718
INTEREST PAYABLE (Note 3)                                                             2,665,929
ACCRUED EXPENSES AND OTHER LIABILITIES                                                  196,923
PAYABLE FOR REDEMPTION OF CLASS A PREFERRED CERTIFICATES (Note 5)                       327,709
CLASS A DIVIDEND PAYABLE (Note 5)                                                        21,711
DISTRIBUTION PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                             260,214
-----------------------------------------------------------------------------------------------

   Total liabilities                                                                 54,456,204
-----------------------------------------------------------------------------------------------

NET ASSETS

CLASS B CERTIFICATES, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                                   1,001,643
ACCUMULATED DEFICIT (Notes 2 and 5)                                                    (973,228)
PAID-IN CAPITAL (Note 2)                                                             11,394,091
-----------------------------------------------------------------------------------------------

   Total net assets                                                                $ 11,422,506
-----------------------------------------------------------------------------------------------

   Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                                 $      11.40
-----------------------------------------------------------------------------------------------

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST ONE

                                             STATEMENT OF OPERATIONS




SIX MONTHS ENDED MAY 31,                                                   2000
-------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest income (Note 2)                                                             $  3,430,713
----------------------------------------------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                                                        2,719,223
   Servicer fees (Note 4)                                                                     26,995
   Trustee fees (Note 4)                                                                      19,908
   Other trust and bond administration expenses                                              148,441
----------------------------------------------------------------------------------------------------

     Total expenses                                                                        2,914,567
----------------------------------------------------------------------------------------------------

     Net investment income                                                                   516,146
----------------------------------------------------------------------------------------------------

     Net increase in net assets resulting from operations                                    516,146

DIVIDENDS TO CLASS A PREFERRED CERTIFICATEHOLDERS                                             21,711
----------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B certificateholders
       resulting from operations                                                        $    494,435
----------------------------------------------------------------------------------------------------

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                               COLLEGE AND UNIVERSITY
                                              FACILITY LOAN TRUST ONE

                                              STATEMENT OF CASH FLOWS

SIX MONTHS ENDED MAY 31,                                                   2000
-------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                           $  1,673,394
   Interest paid                                                                 (2,845,847)
   Operating expenses paid                                                         (160,981)
-------------------------------------------------------------------------------------------

       Net cash used for operating activities                                    (1,333,434)
-------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net increase in funds held under investment agreements                         1,603,196
   Principal payments on Loans                                                    4,265,103
-------------------------------------------------------------------------------------------

       Net cash provided by investing activities                                  5,868,299
-------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                                 (3,527,788)
   Redemption of Class A Preferred certificates                                    (916,811)
   Dividends to Class A Preferred certificateholders                                (82,449)
-------------------------------------------------------------------------------------------

       Net cash used for financing activities                                    (4,527,048)
-------------------------------------------------------------------------------------------

NET INCREASE IN CASH                                                                  7,817

CASH, beginning of period                                                            70,320
-------------------------------------------------------------------------------------------

CASH, end of period                                                            $     78,137
-------------------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                        $    516,146
   Decrease in interest receivable                                                   65,320
   Increase in prepaid expenses                                                     (11,353)
   Increase in accrued expenses and other liabilities                                45,718
   Decrease in Bond interest payable                                               (179,918)
   Amortization of deferred Bond issuance costs                                      53,294
   Amortization of purchase discount on Loans                                    (1,822,641)
-------------------------------------------------------------------------------------------

       Net cash used for operating activities                                  $ (1,333,434)
-------------------------------------------------------------------------------------------

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                               COLLEGE AND UNIVERSITY
                                              FACILITY LOAN TRUST ONE

                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                          (NOTE 2(f))


                                                                      FOR THE
                                                                     SIX MONTHS
                                                                        ENDED                Year Ended
                                                                       MAY 31,              November 30,
                                                                        2000                    1999
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income                                           $     516,146           $   1,218,601

DIVIDENDS TO CERTIFICATEHOLDERS (Notes 2 and 5):
   Class A Preferred certificateholders
     ($.1325 per certificate annually):
     From net investment income                                          (21,711)                (51,574)
     As tax return of capital                                                  -                (145,266)
--------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                      494,435               1,021,761
--------------------------------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS (Note 5):
   Redemptions of Class A Preferred certificates, 327,709
     and 1,398,953 certificates in 2000 and 1999, respectively          (327,709)             (1,398,953)

DISTRIBUTIONS TO CLASS B CERTIFICATEHOLDERS (Note 5)                    (260,214)                      -
--------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from capital
       certificate transactions                                         (587,923)             (1,398,953)
--------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               (93,488)               (377,192)

NET ASSETS:
   Beginning of period                                                11,515,994              11,893,186
--------------------------------------------------------------------------------------------------------

   End of period                                                   $  11,422,506           $  11,515,994
--------------------------------------------------------------------------------------------------------

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST ONE

                              SELECTED FINANCIAL HIGHLIGHTS FOR EACH
                                     CLASS B CERTIFICATE OUTSTANDING
                                    THROUGHOUT THE PERIODS INDICATED
                                                     (NOTES 1 AND 5)


                                          FOR THE
                                         SIX MONTHS
                                            ENDED                                  Years Ended November 30,
                                           MAY 31,        ---------------------------------------------------------------------
                                             2000              1999           1998           1997           1996        1995
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, beginning of period        $11.17             $10.15         $ 9.54          $9.08         $7.27         $6.61

NET INVESTMENT INCOME                          .51               1.21           1.15           1.20          2.69          1.77

PROVISION FOR LOAN LOSSES                        -                  -           (.20)          (.20)         (.20)         (.40)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
   From net investment income                 (.02)              (.05)          (.04)          (.15)         (.17)         (.64)
   As tax return of capital                      -               (.14)          (.30)          (.39)         (.51)         (.07)

DISTRIBUTIONS TO CLASS B
  CERTIFICATEHOLDERS                          (.26)                 -              -              -             -            -
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of period              $11.40             $11.17         $10.15          $9.54         $9.08        $7.27
-------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN (a)                N/A                 N/A           N/A             N/A            N/A          N/A

NET ASSETS APPLICABLE TO
  CLASS A PREFERRED CERTIFICATES,
  end of period                        $         -          $ 327,709    $ 1,726,662     $2,963,176    $4,267,199    $5,376,365

NET ASSETS APPLICABLE TO
  CLASS B CERTIFICATES, end of period  $11,422,506        $11,188,285    $10,166,524     $9,553,099    $9,099,485   $7,281,153
-------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to
     average net assets applicable to
     Class B certificates                   51.56%(b)(c)       59.53%(b)      71.95%(b)      83.43%(b)    103.94%(b)    133.48%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                 9.13%(c)          11.41%         11.69%         12.83%        32.93%        25.57%

   Number of Class B certificates
     outstanding, end of period          1,001,643          1,001,643      1,001,643      1,001,643     1,001,643     1,001,643

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 3.46%(c), 3.60%, 2.73%, 2.40%, 4.48% and 5.42% in 2000, 1999, 1998, 1997, 1996 and 1995,
     respectively.

(c)  Annualized.

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION
     AND BUSINESS

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION
     AND BUSINESS
     (Continued)


All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   SUMMARY OF
     SIGNIFICANT
     ACCOUNTING
     POLICIES

(a) COLLEGE AND UNIVERSITY FACILITY LOANS

The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans (included in investments in the accompanying balance sheet) are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of May 31, 2000 was approximately $29,442,000. As a result of prepayments of Loans in the six months ended May 31, 2000, additional interest income of approximately $60,000 was recognized.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF
     SIGNIFICANT
     ACCOUNTING
     POLICIES
     (Continued)

(a) COLLEGE AND UNIVERSITY FACILITY LOANS (Continued)

The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first, with the balance, if any, applied to principal. At May 31, 2000, one Loan had been placed on nonaccrual status, as discussed in Note 6.

(b) OTHER INVESTMENTS

Other investments, which are included in Investments in the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

(c) FEDERAL INCOME TAXES

It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF
     SIGNIFICANT
     ACCOUNTING
     POLICIES
     (Continued)

(d) DEFERRED BOND ISSUANCE COSTS

Deferred Bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

(e) ACCOUNTING FOR IMPAIRMENT OF A LOAN AND ALLOWANCE FOR LOAN LOSSES

The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, "ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN," as amended by SFAS No. 118 (hereafter collectively referred to as SFAS
114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS


2.   SUMMARY OF
     SIGNIFICANT
     ACCOUNTING
     POLICIES
     (Continued)

(e) ACCOUNTING FOR IMPAIRMENT OF A LOAN AND ALLOWANCE FOR LOAN LOSSES
    (Continued)

The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

(f) PRESENTATION OF CAPITAL DISTRIBUTIONS

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

As of November 30, 1999, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2000, however, the amount cannot be reasonably estimated at May 31, 2000.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF
     SIGNIFICANT
     ACCOUNTING
     POLICIES
     (Continued)

(g) USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. BONDS

The Bonds outstanding at May 31, 2000 consist of the following:

                                                                          Principal
                      Interest                   Stated                    Amount
 Type                   Rate                    Maturity                   (000s)
------------------------------------------------------------------------------------
 Term                   10.20%             June 1, 2002                    $  13,407
 Term                   10.55              December 1, 2014                   37,577
------------------------------------------------------------------------------------

                                                                           $  50,984
------------------------------------------------------------------------------------

The Bonds maturing on June 1, 2002 are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments and commencing December 1, 2002, the Bonds maturing on December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

Interest on the Bonds is payable semiannually. On June 1, 2000, the Trust made the mandatory redemption of $2,640,698 on the Bonds maturing on June 1, 2002.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

3.   BONDS
    (Continued)

The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 2000, are as follows:

                                                      Amount
FISCAL YEAR                                           (000's)
------------------------------------------------------------
2000                                                  $ 2,641
2001                                                    5,570
2002                                                    5,196
2003                                                    4,447
2004                                                    4,397
Thereafter                                             28,733
-------------------------------------------------------------

Total                                                 $50,984
-------------------------------------------------------------

The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

As required by the Indenture, the scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in Default from the calculation increases the Reserve Fund requirement. The cash flows from the June 1, 2000 Bond Payment were sufficient to satisfy the maximum reserve fund requirement of $7,329,751.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

4.   ADMINISTRATIVE
     AGREEMENTS

(a) SERVICER

As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage Corporation (GMAC) receives a collection fee. This fee is earned on each date of payment for each Loan and is equal to .055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2000, this fee totaled $26,995, which includes other related expenses of $3,272.

(b) TRUSTEES

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

- The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $5,975 and $5,377, respectively, for the six months ended May 31, 2000. In addition, the Owner Trustee incurred $125 for out-of-pocket expenses.

- The Bond Trustee is entitled to an annual fee equal to .025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 2000, the fees amounted to $6,740. In addition, the Bond Trustee incurred $1,691 for out-of-pocket expenses.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

5. CERTIFICATES

The certificates comprise two classes, namely 13.25% Class A Preferred and Class
B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.25% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

On June 2, 2000, the Trust paid $349,420 to the holders of Class A Preferred certificates, of which $21,711 was for payment of dividends and $327,709 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

5.   CERTIFICATES
     (Continued)

As the Class A Preferred certificates have been fully redeemed, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates. On June 2, 2000 a distribution of $260,214 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying balance sheet.

The certificateholders shall each be entitled to one vote per certificate.

6.   ALLOWANCE FOR
     LOAN LOSSES

An analysis of the allowance for loan losses for the six months ended May 31, 2000 is summarized as follows:

Balance, beginning of period                                    $   1,125,000
Provision                                                                   -
Charge-offs                                                                 -
-----------------------------------------------------------------------------

Balance, end of period                                          $   1,125,000
-----------------------------------------------------------------------------

At May 31, 2000, the recorded investment in the loan that is considered to be impaired under SFAS 114 was approximately $783,000 with a related allowance for loan loss of $548,000.

The average recorded investment in the impaired loan during the six months ended May 31, 2000 was approximately $794,000. For the six months ended May 31, 2000, no interest income was recognized on the impaired loan.

The amortized cost of the loan placed on nonaccrual status is approximately $783,000 at May 31, 2000. See Note 2 (e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

7.   LOANS

Scheduled principal and interest payments on the Loans as of May 31, 2000, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                    Principal         Interest
                                    Payments          Payments               Total
FISCAL YEAR                          (000s)            (000s)               (000s)
----------------------------------------------------------------------------------
2000                                $   4,471         $   1,195          $   5,666
2001                                    8,014             2,175             10,189
2002                                    7,213             1,920              9,133
2003                                    6,414             1,696              8,110
2004                                    6,042             1,493              7,535
Thereafter                             43,800             7,953             51,753
----------------------------------------------------------------------------------

Total                               $  75,954         $  16,432          $  92,386
----------------------------------------------------------------------------------

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

As of May 31, 2000, there was one Loan in Default, with an unpaid principal balance of approximately $2,871,000.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

7.   LOANS
     (Continued)

The following analysis summarizes the stratification of the loan portfolio by type of collateral and institution as of May 31, 2000:

                                                     Amortized
                                     Number             Cost
TYPE OF COLLATERAL                  of Loans            (000s)               %
--------------------------------------------------------------------------------
Loans secured by a
  first mortgage                          106         $  24,013            48.6%

Loans not secured by
  a first mortgage                         63            25,371            51.4
--------------------------------------------------------------------------------

Total Loans                               169         $  49,384           100.0%
--------------------------------------------------------------------------------

                                                     Amortized
                                     Number             Cost
TYPE OF INSTITUTION                 of Loans            (000s)               %
--------------------------------------------------------------------------------

Private                                   109         $  23,721            48.0%

Public                                     60            25,663            52.0
--------------------------------------------------------------------------------

Total Loans                               169         $  49,384           100.0%
--------------------------------------------------------------------------------

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

7.   LOANS
     (Continued)

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

A number of borrowers are currently experiencing adverse changes in their financial condition due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.

8.   FAIR VALUE
     OF FINANCIAL
     INSTRUMENTS

SFAS No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST ONE

                                      NOTES TO FINANCIAL STATEMENTS

8.   FAIR VALUE
     OF FINANCIAL
     INSTRUMENTS
     (Continued)

Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of May 31, 2000 are as follows:


                                       Book Value             Fair Value
                                         (000s)                 (000s)
-------------------------------------------------------------------------
Loans                                   $  48,259 *             $  58,774

Investment Agreements:
   Revenue Fund                            13,427                  15,127
   Liquidity Fund                           2,599                   3,444
-------------------------------------------------------------------------

                                        $  64,285               $  77,345
-------------------------------------------------------------------------

Bonds                                   $  50,984               $  59,960
-------------------------------------------------------------------------

*Net of Allowance for Loan Losses of $1,125,000.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                          (Dollar Amounts in Thousands)


 Outstanding                                                            Stated                        Internal      Amortized
  Principal                                                            Interest       Maturity         Rate of     Cost (Notes
   Balance                           Description                         Rate %          Date          Return %     1 and 2)
-------------    ----------------------------------------------        --------      -----------      ---------    -----------
              COLLEGE AND UNIVERSITY LOANS (75.1%)

              ---------- A ---------
       $1,290 Albion College                                              3.00        10/01/2015          12.51         $708
           25 Albright College                                            3.50        05/01/2001          11.70           23
          332 Alfred University                                           3.00        11/01/2007          12.41          238
           39 Allegheny College                                           3.50        07/01/2001          12.83           36
          455 Alma College                                                3.00        04/01/2010          11.87          299
          210 Alverno College                                             3.375       10/01/2003          12.52          176
          230 Anderson College                                            3.00        03/01/2010          13.02          143
          769 Appalachian State University                             3.00-3.625     07/01/2004          11.80          626
          282 Arizona State University                                    3.50        10/01/2003          11.72          244
          201 Atlantic Union College                                      3.00        05/01/2023          12.68           89
        1,290 Augsburg College                                            3.00        04/01/2016          12.95          668
          743 Azusa Pacific University                                    3.00        04/01/2017          12.96          373
              ---------- B ---------
          595 Baptist College at Charleston                               3.00        03/01/2014          12.96          326
           74 Benedict College                                            3.00        11/01/2006          12.42           55
            8 Bethune-Cookman College                                     3.00        10/01/2000          12.71            8
          238 Birmingham-Southern College                                 3.00        10/01/2006          12.48          182
          408 Birmingham-Southern College                                 3.00        10/01/2010          12.47          263
          112 Black Hills State College                                   3.00        10/01/2005          11.76           89
           90 Black Hills State College                                   3.00        10/01/2007          11.77           66
          877 Boston University                                           3.00        12/31/2022          11.87          419
          175 Bryan College                                               3.00        02/01/2010          12.68          113
           12 Buena Vista College                                         3.625       02/01/2001          13.45           11
              ---------- C ---------
        1,990 California State University                                 3.00        11/01/2012          10.57        1,314
          574 Carnegie - Mellon University                                3.00        11/01/2017          10.45          336
        1,815 Case Western Reserve University                             3.00        04/01/2016          10.54        1,081
           42 Central Missouri State                                      3.125       07/01/2000          11.83           40
          136 Central Missouri State                                      3.50        07/01/2001          11.80          124
          514 Central Washington University                               3.75        10/01/2004          11.03          438
           27 Chaminade College of Honolulu                               3.50        10/01/2002          12.55           24
          260 Chaminade College of Honolulu                               3.00        10/01/2011          12.47          163
           79 Champlain College                                           3.00        10/01/2010          12.66           50
          161 Claflin College                                             3.00        11/01/2002          12.57          142
          985 College of Charleston                                       3.00        07/01/2016          12.02          551
          550 College of St. Thomas                                       3.00        04/01/2017          12.95          277
          457 College of the Virgin Islands                               3.00        10/01/2004          11.83          372

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              22

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                          (Dollar Amounts in Thousands)


 Outstanding                                                            Stated                        Internal      Amortized
  Principal                                                            Interest       Maturity         Rate of     Cost (Notes
   Balance                           Description                         Rate %          Date          Return %     1 and 2)
-------------    ----------------------------------------------        --------      -----------      ---------    -----------
          $88 Colorado State University                                   3.50        04/01/2001          12.17          $81
          780 Colorado State University                                   3.625       04/01/2005          11.98          621
          371 Community College of Rhode Island                           3.00        04/01/2018          12.10          195
          650 Concordia College                                           3.00        05/01/2011          12.64          408
          333 Curry College                                               3.00        04/01/2010          12.74          226
              ---------- D ---------
            9 Dana College                                                3.50        04/01/2001          13.39            8
          315 Daniel Webster College                                      3.00        04/01/2019          12.99          151
          349 Dean Junior College                                         3.00        04/01/2016          12.96          186
           15 Dillard University                                          3.375       04/01/2002          13.41           13
           21 Dillard University                                          3.00        11/01/2000          12.68           20
        1,075 Drake University                                            3.00        10/01/2012          12.71          641
              ---------- E ---------
          306 Eckerd College                                              3.50        07/01/2003          12.53          256
           39 Eckerd College                                              3.75        03/01/2005          13.04           30
           73 Emory University                                            3.375       07/01/2002          12.59           65
          165 Emory University                                            3.375       03/01/2003          13.25          137
          365 Emporia State University                                    3.00        04/01/2009          12.33          245
              ---------- F ---------
          209 Fairleigh Dickinson University                              3.50        11/01/2003          11.66          179
          110 Fairleigh Dickinson University                              3.00        11/01/2020          12.09           54
           20 Findlay College                                             3.375       07/01/2002          12.56           17
          300 Florida Atlantic University                                 3.00        07/01/2006          11.85          225
           52 Florida Institute of Technology                             3.00        02/01/2006          13.17           38
          140 Foothill College                                            3.00        10/01/2006          11.76          107
          164 Fort Hays State University                                  3.375       10/01/2002          11.74          145
              ---------- G ---------
          699 Gordon College                                              3.50        04/01/2013          12.84          413
          995 Grambling State University                               3.00-3.75      10/01/2005          11.70          789
              ---------- H ---------
          113 Hampshire College                                           3.00        11/01/2006          12.43           84
          680 Harcum Junior College                                       3.00        11/01/2015          12.44          376
          410 Haverford College                                           3.625       11/01/2013          12.29          252
           27 High Point College                                          3.375       12/01/2002          11.63           23
          140 High Point College                                          3.00        12/01/2007          11.72           97
              ---------- I ---------
           77 Inter American University of San Juan                    2.75-3.00      12/01/2001          11.63           67
          925 Iowa State University of Ames                               3.00        07/01/2007          10.63          695
              ---------- J ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              23

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                          (Dollar Amounts in Thousands)


 Outstanding                                                            Stated                        Internal      Amortized
  Principal                                                            Interest       Maturity         Rate of     Cost (Notes
   Balance                           Description                         Rate %          Date          Return %     1 and 2)
-------------    ----------------------------------------------        --------      -----------      ---------    -----------
         $335 Jackson State University                                    3.00        01/01/2007          12.50         $237
           22 Jarvis Christian College                                    3.50        04/01/2001          13.41           20
          526 Jarvis Christian College                                    3.00        04/01/2019          12.96          252
              ---------- K ---------
          117 Kansas Newman College                                       3.00        04/01/2006          13.10           85
          135 Kansas State University                                     3.375       04/01/2002          11.79          119
        1,150 Kent State University                                       3.00        12/01/2008          10.55          822
           17 Kirksville College of Kirksville, Missouri                  3.125       12/01/2000          11.63           15
          145 Knox College                                                3.00        05/01/2007          12.72          105
              ---------- L ---------
          229 Laredo Junior College                                       3.00        08/01/2009          11.82          156
           60 Lawrence University                                         3.375       04/01/2002          13.34           52
          585 Long Island University                                      3.00        06/01/2016          12.34          311
          567 Long Island University                                      3.75        10/01/2005          12.42          447
           97 Louisiana State University                                  3.50        07/01/2002          10.50           89
          270 Louisiana State University                                  3.50        04/01/2002          11.10          241
           45 Loyola University - Mundelein Branch                        3.125       10/01/2000          12.70           43
              ---------- M ---------
          350 McKendree College                                           3.00        04/01/2007          13.07          244
          704 Michigan State University                                   3.00        05/01/2020          10.96          378
        1,305 Middlebury College                                          3.00        04/01/2018          12.87          699
           14 Midland Lutheran College                                    3.50        04/01/2001          13.41           13
          121 Mississippi State University                                3.50        12/01/2001          10.82          110
           90 Mississippi Valley State                                    3.00        07/01/2008          11.89           64
          463 Missouri Southern State College                             3.00        12/01/2008          10.56          328
          282 Missouri Western State College                              3.00        10/01/2008          11.77          200
          377 Montclair State College                                     3.00        07/01/2008          11.32          269
          285 Monterey Peninsula College                                  3.00        10/01/2018          11.95          147
          106 Montreat-Anderson College                                   3.00        12/01/2019          12.19           51
           89 Moravian College                                            3.00        11/01/2000          12.67           85
           56 Morehouse College                                           3.375       07/01/2001          10.57           52
          904 Morris College                                              3.00        11/01/2013          12.42          530
              ---------- N ---------
          377 New England College                                         3.625       10/01/2013          12.37          233
          955 New England College                                         3.00        04/01/2019          12.96          457
          895 North Carolina State University                             3.00        09/01/2006           8.02          756
              ---------- O ---------
           57 Occidental College                                          3.50        10/01/2001          12.62           52
        2,020 Old Dominion University                                     3.00        06/01/2013          11.70        1,216

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              24

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                          (Dollar Amounts in Thousands)


 Outstanding                                                            Stated                        Internal      Amortized
  Principal                                                            Interest       Maturity         Rate of     Cost (Notes
   Balance                           Description                         Rate %          Date          Return %     1 and 2)
-------------    ----------------------------------------------        --------      -----------      ---------    -----------
          $75 Ouachita Baptist University                                 3.375       12/01/2002          11.63          $64
              ---------- P ---------
           29 Pacific University                                          3.50        10/01/2001          12.66           27
           11 Pan American University                                     3.50        10/01/2000          11.00           11
           45 Providence Hospital                                         3.375       01/01/2002          11.33           40
          300 Purdue University                                           3.50        07/01/2001          10.26          277
              ---------- R ---------
          193 Riverside Hospital                                          3.00        04/01/2007          13.09          137
          613 Rivier College                                              3.625       04/01/2014          12.78          357
              ---------- S ---------
          395 San Diego State University                                  3.00        11/01/2021          11.93          195
          810 San Francisco State University                              3.00        11/01/2021          11.93          395
        1,093 Sarah Lawrence College                                      3.00        11/01/2021          12.64          515
          238 Scripps College                                             3.00        10/01/2005          12.51          186
           72 Simpson College                                             3.375       07/01/2001          12.18           65
        1,365 South Dakota State University                               3.00        04/01/2016          12.31          740
          880 Southeast Missouri State                                    3.50        04/01/2005          12.32          689
          196 Southern Arkansas University                                3.75        10/01/2004          11.76          164
           24 Spring Arbor College                                        3.00        11/01/2000          12.67           23
          155 Springfield College                                         3.00        05/01/2011          12.59           97
           41 St. Augustine's College                                     3.00        11/01/2001          12.61           38
          185 St. Edward's University                                     3.625       04/01/2013          12.80          111
           85 St. Francis College                                         3.50        05/01/2001          12.88           78
          255 St. Mary's University of San Antonio                        3.75        11/01/2002          12.47          225
          170 St. Michael's College                                       3.00        04/01/2008          13.06          117
          146 Stanford University                                         3.125       04/01/2002           9.82          133
          896 Stanford University                                         3.00        05/01/2024          10.40          456
           34 Stetson University                                          3.50        09/01/2001          12.48           32
           26 Stillman College                                            3.00        02/01/2007          13.24           18
        2,871 Suomi College (A)                                           3.00        08/01/2014          12.70          783
          140 Susquehanna University                                      3.00        11/01/2006          12.44          105
          390 Susquehanna University                                      3.625       11/01/2014          12.32          232
          131 Swarthmore College                                          3.00        11/01/2013          12.30           76
              ---------- T ---------
          585 Taylor University                                           3.00        10/01/2010          12.45          378
          468 Temple University                                           3.375       11/01/2014          11.99          284
          239 Texas College                                               3.00        04/01/2007          13.09          168
          638 Texas Tech University                                       3.625       03/01/2013          10.80          419
        4,445 Texas Tech University                                    3.375-3.50     03/01/2012          10.83        2,957

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              25

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                          (Dollar Amounts in Thousands)


 Outstanding                                                            Stated                        Internal      Amortized
  Principal                                                            Interest       Maturity         Rate of     Cost (Notes
   Balance                           Description                         Rate %          Date          Return %     1 and 2)
-------------    ----------------------------------------------        --------      -----------      ---------    -----------
         $124 Tougaloo College                                            3.00        06/01/2021          12.44          $58
          556 Tufts University                                            3.625       10/01/2004          12.47          457
              ---------- U ---------
        1,746 University of Alabama                                       3.00        05/01/2021          12.27          835
           19 University of Alaska                                        3.125       04/01/2001          12.63           17
          136 University of Arkansas at Monticello                        3.625       04/01/2004          12.40          111
           18 University of Chicago                                       3.50        12/01/2001          11.63           16
          778 University of Florida                                       3.00        01/01/2005          12.51          600
          895 University of Hawaii at Manoa                               3.00        10/01/2006          11.76          679
          862 University of Missouri at Columbia                          3.625       05/01/2004          11.63          720
           48 University of Missouri at Rolla                             3.50        05/01/2003          11.68           42
          238 University of Montevallo                                    3.00        05/01/2023          12.30          108
          129 University of Nebraska                                      3.00        07/01/2013          10.59           82
          234 University of North Carolina                                3.50        07/01/2002          10.60          209
        1,320 University of North Carolina                                3.00        01/01/2018          11.49          709
        1,640 University of Notre Dame                                    3.00        04/01/2018          12.95          802
          264 University of Portland                                      3.00        04/01/2013          12.95          149
          314 University of Rochester                                     3.375       10/01/2002          10.77          286
          965 University of Rochester                                     3.00        10/01/2006          10.92          749
          858 University of South Dakota                                  3.625       10/01/2013          11.74          541
        2,105 University of South Florida                                 3.00        07/01/2013          11.97        1,254
          262 University of Steubenville                                  3.375       04/01/2012          12.88          158
          309 University of Steubenville                                  3.00        04/01/2017          12.96          155
        2,705 University of Vermont                                       3.00        10/01/2019          12.19        1,357
           50 University of Washington                                    3.50        08/01/2000          11.06           48
          320 Utah State University                                       3.50        04/01/2002          11.76          283
              ---------- V ---------
          889 Vanderbilt University                                       3.00        08/01/2005          10.69          714
          657 Vanderbilt University                                       3.00        06/30/2009          10.39          471
              ---------- W ---------
          244 West Virginia Wesleyan College                              3.50        05/01/2002          13.43          213
           90 Western Carolina University                                 3.75        11/01/2001          11.67           83
        1,300 Western Maryland College                                    3.00        11/01/2016          12.44          698
          160 Western Washington University                               3.00        10/01/2007          11.16          121
            1 Whittier College                                            3.50        04/01/2001          13.53            1

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              26

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                          (Dollar Amounts in Thousands)


 Outstanding                                                            Stated                        Internal      Amortized
  Principal                                                            Interest       Maturity         Rate of     Cost (Notes
   Balance                           Description                         Rate %          Date          Return %     1 and 2)
-------------    ----------------------------------------------        --------      -----------      ---------    -----------

              ---------- X ---------
         $540 Xavier University                                           3.00        10/01/2017          12.54         $277
-------------                                                                                                       --------
       78,825 Total College and University Loans                                                                      49,384

              Allowance for Loan Losses                                                                                1,125
                                                                                                                    --------
              Net Loans of the Trust                                                                                  48,259
                                                                                                                    --------

              INVESTMENT AGREEMENTS (24.9%)

        2,599 FNMA #787 Liquidity Fund                                    8.00        12/01/2014           8.00        2,599
       13,427 FNMA #786 Revenue Fund                                      5.00        12/01/2014           5.00       13,427
-------------                                                                                                       --------
       16,026 Total Investment Agreements                                                                             16,026
-------------                                                                                                       --------
       94,851 Total Investments (100.0%)                                                                              64,285
=============                                                                                                       ========

(A) This institution has been placed on nonaccrual status as more fully described in Note 6.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


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